10-Q Premiums and Reinsurance Related Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance [Abstract]
Schedule of Reinsurance Effects on Written and Earned Premiums and Losses and Loss Adjustment Expenses
The following table summarizes the effects of reinsurance on the Company’s written and earned premiums and losses and loss adjustment expenses:

Three Months Ended June 30, 2024	Written Premiums	Earned Premiums	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$175,539	$139,015	$87,927
Ceded	(63,486)	(48,928)	(28,909)
Net	$112,053	$90,087	$59,018

Three Months Ended June 30, 2023	Written Premiums	Earned Premiums	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$116,742	$90,966	$54,439
Ceded	(40,310)	(29,592)	(17,030)
Net	$76,432	$61,374	$37,409

Six Months Ended June 30, 2024	Premiums Written	Premiums Earned	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$313,971	$266,873	$169,206
Ceded	(111,066)	(93,806)	(55,868)
Net	$202,905	$173,067	$113,338

Six Months Ended June 30, 2023	Premiums Written	Premiums Earned	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$212,448	$172,549	$102,389
Ceded	(72,059)	(55,513)	(31,521)
Net	$140,389	$117,036	$70,868

The following table summarizes the effects of reinsurance on the Company’s written and earned premiums and losses and loss adjustment expenses:

Year Ended December 31, 2023	Written Premiums	Earned Premiums	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$507,688	$394,727	$242,306
Ceded	(173,016)	(130,825)	(76,024)
Net	$334,672	$263,902	$166,282

Year Ended December 31, 2022	Written Premiums	Earned Premiums	Losses and Loss Adjustment Expenses
	($ in thousands)
Assumed	$356,948	$267,078	$161,350
Ceded	(111,834)	(84,215)	(49,589)
Net	$245,114	$182,863	$111,761

Schedule of Reinsurance Recoverable on Paid and Unpaid Losses and Loss Adjustment Expenses
The following table summarizes reinsurance recoverable on paid and unpaid losses and loss adjustment expenses:

As of	June 30, 2024	December 31, 2023
	($ in thousands)
Reinsurance recoverable on unpaid losses and loss adjustment expenses	$190,030	$136,273
Reinsurance recoverable on paid losses and loss adjustment expenses	1,995	3,116
Reinsurance recoverable	$192,025	$139,389

The following table summarizes reinsurance recoverables on paid and unpaid losses and loss adjustment expenses:

As of December 31,	2023	2022
	($ in thousands)
Reinsurance recoverable on unpaid losses and loss adjustment expenses	$136,273	$63,381
Reinsurance recoverable on paid losses and loss adjustment expenses	3,116	150
Reinsurance recoverable	$139,389	$63,531

Schedule of A.M. Best Financial Strength Rating and Percent of Total Reinsurance Recoverable
The following table summarizes the Company’s top five reinsurers, their A.M. Best financial strength rating and percent of total reinsurance recoverable as of June 30, 2024 and December 31, 2023:

Reinsurer	A.M. Best Rating	June 30, 2024	December 31, 2023
Renaissance Reinsurance U.S. Inc	A+	29.7%	29.8%
Endurance Assurance Corporation	A+	24.0%	24.4%
Markel Global Reinsurance Company	A	22.7%	24.5%
Ascot Bermuda Limited	A	9.1%	7.3%
Partner Reinsurance Company of the U.S.	A+	6.1%	8.5%
All other reinsurers	At least A	8.4%	5.5%
Total		100.0%	100.0%

The following table summarizes the Company’s top five reinsurers, their A.M. Best financial strength rating and percent of total reinsurance recoverable as of December 31, 2023 and 2022:

Reinsurer	A.M. Best Rating	2023	2022
Renaissance Reinsurance U.S. Inc	A+	29.8%	30.0%
Markel Global Reinsurance Company	A	24.5%	28.0%
Endurance Assurance Corporation	A+	24.4%	25.0%
Partner Reinsurance Company of the U.S.	A+	8.5%	13.0%
Ascot Bermuda Limited	A	7.3%	2.9%
All other reinsurers	At least A	5.5%	1.1%
Total		100.0%	100.0%